INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net Income (loss)	$ (905)	$ 4,132	$ 12,893
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,553	4,676
Stock based compensation expense	1,941	923
Foreign currency translation	(47)	(6)
Accrued interest, net		(203)
Deferred taxes, net	(1,952)	(860)
Accrued severance pay, net	33	(218)
Fair value revaluation - convertible debt		600
Loss from sale of property and equipment	84
Net changes in operating assets and liabilities
Accounts receivable, net	5,510	16,583
Other receivables and prepaid expenses	44	373
Other assets	125	208
Lease right-of-use assets	1,694	1,896
Lease liabilities	(1,827)	(844)
Accounts payable	(9,270)	(1,444)
Accrued expenses and other liabilities	(285)	(3,511)
Deferred revenues	(250)	(262)
Payment obligation related to acquisition	3,199	347
Net cash provided by operating activities	2,647	22,390
Cash flows from investing activities:
Purchases of property and equipment	(113)	(341)
Short-term deposits, net	6,362	(2,000)
Cash paid in connection with acquisitions, net of cash acquired	(16,145)	(1,200)
Obligation in connection with acquisitions	2,349
Net cash used in investing activities	(7,547)	(3,541)
Cash flows from financing activities:
Exercise of stock options and restricted share units	1,741	129
Payment made in connection with acquisition		(1,813)
Repayment of convertible debt		(15,850)
Repayment of long-term loans	(4,166)	(4,166)
Net cash used in financing activities	(2,425)	(21,700)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(73)	(102)
Net decrease in cash and cash equivalents and restricted cash	(7,398)	(2,953)
Cash and cash equivalents and restricted cash at beginning of period	39,605	40,803	40,803
Cash and cash equivalents and restricted cash at end of period	32,207	37,850	39,605
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	30,986	36,144	38,389
Restricted cash included in Long-term interest-bearing bank deposits	1,221	1,706
Cash and cash equivalents and restricted cash at end of period	32,207	37,850	$ 39,605
Cash paid during the year for:
Income taxes	613	1,834
Interest	578	1,507
Non-cash investing and financing activities:
Creation of operating lease right-of-use assets		25,537
Purchase of property and equipment on credit	$ 40	$ 11